Employee Benefit Plan, Description of Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
EBP, Description of Plan [Line Items]
EBP, Forfeited Nonvested Account	$ 400	$ 100
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	1,600	2,500
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	$ 200	$ 100
EBP, Participant Contribution, Automatic, Deferral Rate	3.00%
Forfeitures Used to Reduce True-up Contributions	$ 300
Maximum
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.00%
Minimum
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	2.00%
Less than 2 years
EBP, Description of Plan [Line Items]
Vesting Percentage Company Contributions	0.00%
ESOP and Company Discretionary Contribution	0.00%
2 years or greater
EBP, Description of Plan [Line Items]
Vesting Percentage Company Contributions	100.00%
2 years
EBP, Description of Plan [Line Items]
ESOP and Company Discretionary Contribution	20.00%
6 years or greater
EBP, Description of Plan [Line Items]
ESOP and Company Discretionary Contribution	100.00%
3 years
EBP, Description of Plan [Line Items]
ESOP and Company Discretionary Contribution	40.00%
4 years
EBP, Description of Plan [Line Items]
ESOP and Company Discretionary Contribution	60.00%
5 years
EBP, Description of Plan [Line Items]
ESOP and Company Discretionary Contribution	80.00%